OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Operating Lease Commitments Details Narrative
Net rent expense	$ 234,300	$ 54,408